Schedule of investments

Delaware Premium Income Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 121.39%
Communication Services - 6.89%
Comcast Class A	49,100	$2,208,027
Verizon Communications	50,600	3,106,840
ViacomCBS Class B	63,700	2,673,489
		7,988,356
Consumer Discretionary - 10.12%
Carnival	43,200	2,195,856
Home Depot	10,600	2,314,828
TJX	52,700	3,217,862
Whirlpool	27,100	3,998,063
		11,726,609
Consumer Staples - 11.62%
Colgate-Palmolive	15,600	1,073,904
Constellation Brands Class A	8,300	1,574,925
General Mills	59,900	3,208,244
Kellogg	8,600	594,776
Kroger	52,600	1,524,874
Mondelez International Class A	29,200	1,608,336
Philip Morris International	45,700	3,888,613
		13,473,672
Energy - 11.08%
Chevron	36,100	4,350,411
ConocoPhillips	40,600	2,640,218
Exxon Mobil	16,200	1,130,436
Halliburton	88,800	2,172,936
Kinder Morgan	32,600	690,142
Occidental Petroleum	45,000	1,854,450
		12,838,593
Financials - 21.56%
Allstate	400	44,980
American Express	39,200	4,880,008
Bank of America	99,700	3,511,434
BlackRock	9,100	4,574,570
Discover Financial Services	34,500	2,926,290
JPMorgan Chase & Co.	23,500	3,275,900
Morgan Stanley	70,300	3,593,736
Travelers	16,000	2,191,200
		24,998,118
Healthcare - 12.35%
Amgen	19,100	4,604,437
Bristol-Myers Squibb	32,300	2,073,337
Johnson & Johnson	18,600	2,713,182

NQ-QMV [12/19] 2/20 (1082426) 1

Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Pfizer	65,100	$2,550,618
Thermo Fisher Scientific	7,300	2,371,551
		14,313,125
Industrials - 19.88%
CSX	30,200	2,185,272
Delta Air Lines	33,400	1,953,232
General Dynamics	14,700	2,592,345
Honeywell International	15,600	2,761,200
Lockheed Martin	8,700	3,387,606
Raytheon	16,900	3,713,606
United Parcel Service Class B	31,300	3,663,978
United Technologies	18,600	2,785,536
		23,042,775
Information Technology - 17.76%
Apple	14,800	4,346,020
Broadcom	13,900	4,392,678
Cisco Systems	77,600	3,721,696
Citrix Systems	6,700	743,030
Corning	55,000	1,601,050
Intel	10,900	652,365
International Business Machines	21,200	2,841,648
Oracle	43,200	2,288,736
		20,587,223
Materials - 6.39%
Dow	31,700	1,734,941
DuPont de Nemours	43,000	2,760,600
Nucor	51,700	2,909,676
		7,405,217
Real Estate - 1.46%
Simon Property Group	11,400	1,698,144
		1,698,144
Utilities - 2.28%
Exelon	58,000	2,644,220
		2,644,220
Total Common Stock (cost $133,641,667)		140,716,052

Short-Term Investments – 1.02%
Money Market Mutual Fund - 1.02%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	236,439	236,439

2 NQ-QMV [12/19] 2/20 (1082426)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Fund (continued)
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	236,439	$236,439
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	236,439	236,439
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	236,438	236,438
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	236,438	236,438
Total Short-Term Investments (cost $1,182,193)		1,182,193

Total Value of Securities Before Options Written – 122.41%
(cost $134,823,860)		141,898,245

	Number of contracts
Options Written – (23.88%)
Equity Call Options - (23.88%)
Allstate strike price $90, expiration date 1/17/20, notional
amount ($36,000)	(4)	(8,990)
American Express strike price $100, expiration date
4/17/20, notional amount ($3,540,000)	(354)	(887,655)
American Express strike price $105, expiration date
4/17/20, notional amount ($399,000)	(38)	(75,050)
Amgen strike price $175, expiration date 4/17/20, notional
amount ($3,342,500)	(191)	(1,274,925)
Apple strike price $165, expiration date 1/17/20, notional
amount ($462,000)	(28)	(360,500)
Apple strike price $165, expiration date 3/20/20, notional
amount ($1,006,500)	(61)	(785,832)
Apple strike price $185, expiration date 1/17/20, notional
amount ($1,091,500)	(59)	(642,362)
Bank of America strike price $23, expiration date 6/19/20,
notional amount ($2,293,100)	(997)	(1,238,772)
BlackRock strike price $380, expiration date 4/17/20,
notional amount ($342,000)	(9)	(111,420)
BlackRock strike price $390, expiration date 4/17/20,
notional amount ($780,000)	(20)	(228,200)
BlackRock strike price $420, expiration date 9/18/20,
notional amount ($2,604,000)	(62)	(568,540)
Bristol-Myers Squibb strike price $40, expiration date
6/19/20, notional amount ($20,000)	(5)	(12,075)
Bristol-Myers Squibb strike price $43, expiration date
6/19/20, notional amount ($51,600)	(12)	(25,350)

NQ-QMV [12/19] 2/20 (1082426) 3

Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Bristol-Myers Squibb strike price $47, expiration date
6/19/20, notional amount ($1,372,400)	(292)	$(501,510)
Bristol-Myers Squibb strike price $48, expiration date
6/19/20, notional amount ($67,200)	(14)	(22,785)
Broadcom strike price $240, expiration date 6/19/20,
notional amount ($984,000)	(41)	(326,975)
Broadcom strike price $270, expiration date 9/18/20,
notional amount ($2,646,000)	(98)	(560,070)
Carnival strike price $37.50, expiration date 1/17/20,
notional amount ($656,250)	(175)	(233,625)
Carnival strike price $37.50, expiration date 7/17/20,
notional amount ($750,000)	(200)	(271,000)
Carnival strike price $47.50, expiration date 1/17/20,
notional amount ($270,750)	(57)	(19,665)
Chevron strike price $100, expiration date 6/19/20,
notional amount ($1,060,000)	(106)	(228,165)
Chevron strike price $105, expiration date 6/19/20,
notional amount ($2,677,500)	(255)	(425,850)
Cisco Systems strike price $40, expiration date 6/19/20,
notional amount ($2,588,000)	(647)	(541,862)
Cisco Systems strike price $42.50, expiration date
6/19/20, notional amount ($548,250)	(129)	(80,625)
Citrix Systems strike price $82.50, expiration date 3/20/20,
notional amount ($552,750)	(67)	(193,965)
Colgate-Palmolive strike price $55, expiration date
1/17/20, notional amount ($858,000)	(156)	(216,450)
Comcast strike price $37.50, expiration date 3/20/20,
notional amount ($821,250)	(219)	(166,440)
Comcast strike price $37.50, expiration date 7/17/20,
notional amount ($1,020,000)	(272)	(219,640)
ConocoPhillips strike price $52.50, expiration date
5/15/20, notional amount ($1,475,250)	(281)	(373,730)
ConocoPhillips strike price $52.50, expiration date
6/19/20, notional amount ($656,250)	(125)	(168,125)
Constellation Brandsstrike price $155, expiration date
7/17/20, notional amount ($403,000)	(26)	(99,840)
Constellation Brandsstrike price $165, expiration date
4/17/20, notional amount ($940,500)	(57)	(159,885)
Corningstrike price $25, expiration date 5/15/20, notional
amount ($1,375,000)	(550)	(257,125)
CSX strike price $60, expiration date 2/21/20, notional
amount ($1,812,000)	(302)	(385,050)
Delta Air Lines strike price $45, expiration date 6/19/20,
notional amount ($522,000)	(116)	(161,530)

4 NQ-QMV [12/19] 2/20 (1082426)

(Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Delta Air Lines strike price $50, expiration date 3/20/20,
notional amount ($190,000)	(38)	$(33,535)
Delta Air Lines strike price $50, expiration date 6/19/20,
notional amount ($900,000)	(180)	(170,550)
Discover Financial Services strike price $70, expiration
date 4/17/20, notional amount ($602,000)	(86)	(133,300)
Discover Financial Services strike price $72.50, expiration
date 4/17/20, notional amount ($1,877,750)	(259)	(341,880)
Dow strike price $45, expiration date 6/19/20, notional
amount ($504,000)	(112)	(116,480)
Dow strike price $47.50, expiration date 6/19/20, notional
amount ($973,750)	(205)	(173,225)
DuPont de Nemours strike price $60, expiration date
1/17/20, notional amount ($2,580,000)	(430)	(189,200)
Exelon strike price $42, expiration date 1/17/20, notional
amount ($2,436,000)	(580)	(214,600)
Exxon Mobil strike price $62.50, expiration date 6/19/20,
notional amount ($806,250)	(129)	(104,490)
Exxon Mobil strike price $70, expiration date 1/17/20,
notional amount ($231,000)	(33)	(3,118)
General Dynamics strike price $150, expiration date
1/17/20, notional amount ($1,170,000)	(78)	(205,530)
General Dynamics strike price $150, expiration date
5/15/20, notional amount ($750,000)	(50)	(138,000)
General Dynamics strike price $155, expiration date
2/21/20, notional amount ($294,500)	(19)	(41,515)
General Mills strike price $42.50, expiration date 4/17/20,
notional amount ($535,500)	(126)	(139,230)
General Mills strike price $45, expiration date 4/17/20,
notional amount ($1,606,500)	(357)	(307,912)
General Mills strike price $47.50, expiration date 4/17/20,
notional amount ($551,000)	(116)	(72,500)
Halliburton strike price $17, expiration date 7/17/20,
notional amount ($1,509,600)	(888)	(683,760)
Home Depot strike price $175, expiration date 6/19/20,
notional amount ($577,500)	(33)	(148,252)
Home Depot strike price $185, expiration date 9/18/20,
notional amount ($1,350,500)	(73)	(271,925)
Honeywell International strike price $145, expiration date
6/19/20, notional amount ($1,725,500)	(119)	(398,055)
Honeywell International strike price $160, expiration date
6/19/20, notional amount ($592,000)	(37)	(75,573)
Intel strike price $42, expiration date 1/17/20, notional
amount ($457,800)	(109)	(195,382)

NQ-QMV [12/19] 2/20 (1082426) 5

Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
International Business Machines strike price $115,
expiration date 4/17/20, notional amount ($517,500)	(45)	$(89,213)
International Business Machines strike price $120,
expiration date 6/19/20, notional amount ($2,004,000)	(167)	(269,705)
Johnson & Johnson strike price $115, expiration date
3/20/20, notional amount ( $1,127,000)	(98)	(305,025)
Johnson & Johnson strike price $115, expiration date
4/17/20, notional amount ( $1,012,000)	(88)	(276,540)
JPMorgan Chase & Co. strike price $100, expiration date
1/17/20, notional amount ( $1,470,000)	(147)	(579,915)
JPMorgan Chase & Co. strike price $95, expiration date
1/17/20, notional amount ( $351,500)	(37)	(164,095)
JPMorgan Chase & Co. strike price $97.50, expiration date
6/19/20, notional amount ( $497,250)	(51)	(214,328)
Kellogg strike price $55, expiration date 3/20/20, notional
amount ($473,000)	(86)	(124,700)
Kinder Morgan strike price $17, expiration date 6/19/20,
notional amount ($554,200)	(326)	(130,400)
Kroger strike price $22, expiration date 4/17/20, notional
amount ($1,157,200)	(526)	(376,090)
Lockheed Martin strike price $320, expiration date
3/20/20, notional amount ( $1,664,000)	(52)	(375,440)
Lockheed Martin strike price $325, expiration date
3/20/20, notional amount ( $1,137,500)	(35)	(230,300)
Mondelez International strike price $45, expiration date
6/19/20, notional amount ( $1,314,000)	(292)	(310,980)
Morgan Stanley strike price $38, expiration date 6/19/20,
notional amount ($2,671,400)	(703)	(931,475)
Nucor strike price $47.50, expiration date 7/17/20, notional
amount ($2,455,750)	(517)	(513,123)
Occidental Petroleum strike price $37.50, expiration date
2/21/20, notional amount ( $1,282,500)	(342)	(149,625)
Occidental Petroleum strike price $40, expiration date
2/21/20, notional amount ( $320,000)	(80)	(20,560)
Occidental Petroleum strike price $45, expiration date
1/17/20, notional amount ( $126,000)	(28)	(350)
Oracle strike price $45, expiration date 6/19/20, notional
amount ($972,000)	(216)	(190,080)
Oracle strike price $47.50, expiration date 6/19/20,
notional amount ($1,026,000)	(216)	(146,340)
Pfizer strike price $32, expiration date 3/20/20, notional
amount ($1,033,600)	(323)	(251,940)
Pfizer strike price $33, expiration date 6/19/20, notional
amount ($349,800)	(106)	(67,840)

6 NQ-QMV [12/19] 2/20 (1082426)

(Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Pfizer strike price $35, expiration date 1/17/20, notional
amount ($777,000)	(222)	$(75,702)
Philip Morris International strike price $72.50, expiration
date 1/15/21, notional amount ($3,313,250)	(457)	(658,080)
Raytheon strike price $160, expiration date 1/17/20,
notional amount ($272,000)	(17)	(101,448)
Raytheon strike price $165, expiration date 6/19/20,
notional amount ($2,508,000)	(152)	(842,840)
Simon Property Group strike price $145, expiration date
1/17/20, notional amount ($1,653,000)	(114)	(60,135)
Thermo Fisher Scientific strike price $240, expiration date
3/20/20, notional amount ($408,000)	(17)	(145,945)
Thermo Fisher Scientific strike price $250, expiration date
3/20/20, notional amount ($1,400,000)	(56)	(427,000)
TJX strike price $45, expiration date 4/17/20, notional
amount ($1,053,000)	(234)	(379,080)
TJX strike price $46.25, expiration date 1/17/20, notional
amount ($504,125)	(109)	(160,230)
TJX strike price $47.50, expiration date 4/17/20, notional
amount ($332,500)	(70)	(95,900)
TJX strike price $50, expiration date 4/17/20, notional
amount ($570,000)	(114)	(129,960)
Travelers strike price $120, expiration date 7/17/20,
notional amount ($1,920,000)	(160)	(298,400)
United Parcel Service strike price $100, expiration date
6/19/20, notional amount ($3,130,000)	(313)	(578,268)
United Technologies strike price $110, expiration date
6/19/20, notional amount ($2,046,000)	(186)	(750,975)
Verizon Communications strike price $52.50, expiration
date 4/17/20, notional amount ($2,656,500)	(506)	(452,870)
ViacomCBS strike price $37.50, expiration date 3/20/20,
notional amount ($1,286,250)	(343)	(180,933)
ViacomCBS strike price $40, expiration date 3/20/20,
notional amount ($1,076,000)	(269)	(92,805)
ViacomCBS strike price $42.50, expiration date 1/17/20,
notional amount ($106,250)	(25)	(1,675)
Whirlpool strike price $120, expiration date 6/19/20,
notional amount ($300,000)	(25)	(76,063)

NQ-QMV [12/19] 2/20 (1082426) 7

Schedule of investments

Delaware Premium Income Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool strike price $135, expiration date 6/19/20,
notional amount ($3,321,000)	(246)	$(469,245)
Total Options Written
(premium received $22,274,267)		(27,687,213)
Receivables and Other Assets Net of Liabilities – 1.47%		1,708,542
Net Assets Applicable to 11,351,116 Shares Outstanding – 100.00%		$115,919,574
GS – Goldman Sachs

8 NQ-QMV [12/19] 2/20 (1082426)